Description of the Business (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of the Business (Details) [Line Items]
Equity value exchange ratio (in Shares)	2.2267
Common stock, price per share	$ 0.0001
Minimum bid price (in Dollars)
Common Stock [Member]
Description of the Business (Details) [Line Items]
Common stock, price per share	$ 1
Minimum bid price (in Dollars)
Minimum [Member]
Description of the Business (Details) [Line Items]
Minimum bid price (in Dollars)	$ 1